Commodity and Other Derivative Contractual Assets and Liabilities (Derivative Assets and Liabilities From Balance Sheet to Net Amounts After Consideration Netting Arrangements with Counterparties and Financial Collateral) (Detail) - USD ($)
$ in Millions
		Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Successor
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet		$ 301	$ 401
Derivative, Fair Value, Net		207	53
Derivative assets: Offsetting Financial Instruments	[1]	(64)	(193)
Derivative assets: Financial Collateral (Received) Pledged	[2]	(9)	(20)	[3]
Derivative (Assets) Liability, Offsetting Instruments , Net		228	188
Derivative liabilities: Amounts Presented in Balance Sheet		(94)	(348)
Derivative (Assets) Liability, Fair Value of Collateral, Net	[2]	(8)	116	[3]
Derivative liabilities: Offsetting Financial Instruments	[1]	64	193
Derivative Assets (Liability), Fair Value, Amount Offset Against Collateral		199	169
Derivative liabilities: Financial Collateral (Received) Pledged	[2]	1	136	[3]
Derivative liabilities: Net Amounts		(29)	(19)
Successor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet		299	396
Derivative assets: Offsetting Financial Instruments	[1]	(64)	(193)
Derivative assets: Financial Collateral (Received) Pledged	[2]	(9)	(20)	[3]
Derivative (Assets) Liability, Offsetting Instruments , Net		226	183
Derivative liabilities: Amounts Presented in Balance Sheet		(78)	(332)
Derivative liabilities: Offsetting Financial Instruments	[1]	64	193
Derivative liabilities: Financial Collateral (Received) Pledged	[2]	1	136	[3]
Derivative liabilities: Net Amounts		(13)	(3)
Successor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet		2	5
Derivative assets: Offsetting Financial Instruments	[1]	0	0
Derivative assets: Financial Collateral (Received) Pledged	[2]	0	0	[3]
Derivative (Assets) Liability, Offsetting Instruments , Net		2	5
Derivative liabilities: Amounts Presented in Balance Sheet		(16)	(16)
Derivative liabilities: Offsetting Financial Instruments	[1]	0	0
Derivative liabilities: Financial Collateral (Received) Pledged	[2]	0	0	[3]
Derivative liabilities: Net Amounts		$ (16)	$ (16)
Predecessor
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet					$ 475
Derivative, Fair Value, Net					271
Derivative assets: Offsetting Financial Instruments	[1]				(145)
Derivative assets: Financial Collateral (Received) Pledged	[3]				(147)
Derivative (Assets) Liability, Offsetting Instruments , Net					183
Derivative liabilities: Amounts Presented in Balance Sheet					(204)
Derivative (Assets) Liability, Fair Value of Collateral, Net	[3]				(141)
Derivative liabilities: Offsetting Financial Instruments	[1]				145
Derivative Assets (Liability), Fair Value, Amount Offset Against Collateral					130
Derivative liabilities: Financial Collateral (Received) Pledged	[3]				6
Derivative liabilities: Net Amounts					(53)
Predecessor | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet					475
Derivative assets: Offsetting Financial Instruments	[1]				(145)
Derivative assets: Financial Collateral (Received) Pledged	[3]				(147)
Derivative (Assets) Liability, Offsetting Instruments , Net					183
Derivative liabilities: Amounts Presented in Balance Sheet					(204)
Derivative liabilities: Offsetting Financial Instruments	[1]				145
Derivative liabilities: Financial Collateral (Received) Pledged	[3]				6
Derivative liabilities: Net Amounts					(53)
Predecessor | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets: Amounts Presented in Balance Sheet					0
Derivative assets: Offsetting Financial Instruments	[1]				0
Derivative assets: Financial Collateral (Received) Pledged	[3]				0
Derivative (Assets) Liability, Offsetting Instruments , Net					0
Derivative liabilities: Amounts Presented in Balance Sheet					0	$ (127)
Derivative liabilities: Offsetting Financial Instruments	[1]				0
Derivative liabilities: Financial Collateral (Received) Pledged	[3]				0
Derivative liabilities: Net Amounts					$ 0

[1]	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.
[2]	Represents cash amounts received or pledged pursuant to a master netting arrangement, including fair value-based margin requirements and, to a lesser extent, initial margin requirements.
[3]	Financial collateral consists entirely of cash margin deposits.